Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,660,000
Previously Paid Amount	0
Total Fee Amount	919.75
Total Offset Amount	0
Net Fee	$ 919.75